Subsidiaries - Summary of Significant Subsidiaries (Detail)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Hunter Valley Energy Coal Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Coal mining
Group's interest		100.00%	100.00%
BHP Olympic Dam Corporation Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Copper, uranium and gold mining
Group's interest		100.00%	100.00%
Compania Minera Cerro Colorado Limitada [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Chile
Principal activity		Copper mining
Group's interest		100.00%	100.00%
Minera Escondida Ltda [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	[1]	Chile
Principal activity	[1]	Copper mining
Group's interest	[1]	57.50%	57.50%
Minera Spence SA [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Chile
Principal activity		Copper mining
Group's interest		100.00%	100.00%
OZ Minerals Carrapateena Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Copper and gold mining
Group's interest		100.00%	100.00%
OZ Minerals Prominent Hill Operations Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Copper and gold mining
Group's interest		100.00%	100.00%
BHP Iron Ore (Jimblebar) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	[2]	Australia
Principal activity	[2]	Iron ore mining
Group's interest	[2]	85.00%	85.00%
BHP Iron Ore Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Service company
Group's interest		100.00%	100.00%
BHP (Towage Services) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Towing services
Group's interest		100.00%	100.00%
BHP Billiton Freight Singapore Pte Limited [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Singapore
Principal activity		Freight services
Group's interest		100.00%	100.00%
BHP Billiton Marketing AG [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Switzerland
Principal activity		Marketing and trading
Group's interest		100.00%	100.00%
BHP Billiton Marketing Asia Pte Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Singapore
Principal activity		Marketing support and other services
Group's interest		100.00%	100.00%
BHP Billiton Finance BV [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		The Netherlands
Principal activity		Finance
Group's interest		100.00%	100.00%
BHP Billiton Finance Limited [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Finance
Group's interest		100.00%	100.00%
BHP Billiton Finance (USA) Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Finance
Group's interest		100.00%	100.00%
BHP Billiton Group Limited [Member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activity		Holding company
Group's interest		100.00%	100.00%
BHP Canada Inc. [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Canada
Principal activity		Potash development
Group's interest		100.00%	100.00%
BHP Group Operations Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Administrative services
Group's interest		100.00%	100.00%
BHP Nickel West Pty Ltd [Member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	[3]	Australia
Principal activity	[3]	Nickel mining, smelting, refining and administrative services
Group's interest	[3]	100.00%	100.00%
OZ Minerals Musgrave Operations Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation	[3]	Australia
Principal activity	[3]	Nickel and copper development
Group's interest	[3]	100.00%	100.00%
WMC Finance (USA) Limited [member]
Disclosure of significant subsidiaries [line items]
Country of incorporation		Australia
Principal activity		Finance
Group's interest		100.00%	100.00%

[1]	As the Group has the ability to direct the relevant activities at Minera Escondida Ltda, it has control over the entity. The assessment of the most relevant activity in this contractual arrangement is subject to judgement. The Group establishes the mine plan and the operating budget and has the ability to appoint the key management personnel, demonstrating that the Group has the existing rights to direct the relevant activities of Minera Escondida Ltda.
[2]	The Group has an effective interest of 92.5 per cent in BHP Iron Ore (Jimblebar) Pty Ltd; however, by virtue of the shareholder agreement with ITOCHU Iron Ore Australia Pty Ltd and Mitsui & Co. Iron Ore Exploration & Mining Pty Ltd, the Group’s interest in the Jimblebar mining operation is 85 per cent, which is consistent with the other respective contractual arrangements at Western Australia Iron Ore.
[3]	The Nickel West operations and the West Musgrave project both transitioned into temporary suspension in December 2024.